Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2023
Post-retirement benefit obligations
Schedule of post-retirement benefit obligations

		Non-current		Current		Total
		2023	2022	2023	2022	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	32.1
South Africa		3 286	3 300	281	256	3 567	3 556
United States of America		241	228	19	20	260	248
		3 527	3 528	300	276	3 827	3 804
Pension obligations	32.2
Foreign — post-retirement benefit obligation		7 816	6 535	413	277	8 229	6 812
Total post-retirement benefit obligations		11 343	10 063	713	553	12 056	10 616

Pension assets	32.2
South Africa — post-retirement benefit asset		(84)	(64)	—	—	(84)	(64)
Foreign — post-retirement benefit asset		(700)	(569)	—	—	(700)	(569)
Total post-retirement benefit assets		(784)	(633)	—	—	(784)	(633)
Net pension obligations		7 032	5 902	413	277	7 445	6 179

Schedule of loss/(gain) on post-retirement benefit obligations

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2023	2022	2021	2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	32.1	477	442	407	(222)	(131)	201
Pension benefits - projected benefit obligation	32.2	9 310	7 934	7 248	(1 835)	(3 184)	5 715
Pension benefits - plan asset of funded obligation	32.2	(8 259)	(6 699)	(6 115)	2 884	(963)	(7 062)
Interest on asset limitation		712	396	357	—	—	—
Net movement on asset limitation and reimbursive right		—	—	—	(1 254)	1 863	312
		2 240	2 073	1 897	(427)	(2 415)	(834)

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2023	31 March 2023
Last actuarial valuation — United States of America	30 June 2023	30 June 2023
Last actuarial valuation — Europe	n/a	30 April 2023
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

			United States of
	South Africa		America				Europe
	2023	2022	2023		2022		2023	2022
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate — post-retirement medical benefits	13,0	12,4	4,9		4,3		n/a	n/a
Discount rate — pension benefits	12,9	12,4	4,9		4,2		3,7	2,5
Pension increase assumption	5,8	5,1	n/a	**	n/a	**	2,2	2,2
Average salary increases	5,5	5,5	4,2		4,2		3,2	3,2
Weighted average duration of the obligation — post-retirement medical obligation	13 years	14 years	10 years		10 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	11 years	12 years	4 years		4 years		15 years	16 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Healthcare
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		United States of America		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 556	3 456	248	257	3 804	3 713
Movements recognised in the income statement:	452	421	25	21	477	442
current service cost	25	30	13	14	38	44
interest cost	427	391	12	7	439	398
Actuarial (gains)/losses recognised in other comprehensive income:	(191)	(91)	(31)	(40)	(222)	(131)
arising from changes in financial assumptions	(197)	(284)	(14)	(41)	(211)	(325)
arising from changes in actuarial experience	6	193	(17)	1	(11)	194
Benefits paid	(250)	(230)	(19)	(22)	(269)	(252)
Translation of foreign operations	—	—	37	32	37	32
Total post-retirement healthcare obligation at end of year	3 567	3 556	260	248	3 827	3 804

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2023	2022	2023		2022
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	361	387	—	*	—	*
Decrease in the healthcare cost inflation	(310)	(325)	—	*	—	*
Increase in the discount rate	(293)	(309)	(22)		(21)
Decrease in the discount rate	346	373	27		28
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States of America pension plan.

Pension
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		Foreign		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	60 478	57 054	10 030	13 268	70 508	70 322
Movements recognised in income statement:	8 426	7 326	884	608	9 310	7 934
current service cost	1 066	1 115	498	434	1 564	1 549
interest cost	7 360	6 211	386	174	7 746	6 385
Actuarial (gains)/losses recognised in other comprehensive income:	(1 482)	(533)	(353)	(2 651)	(1 835)	(3 184)
arising from changes in financial assumptions	421	(2 133)	(562)	(2 654)	(141)	(4 787)
arising from change in actuarial experience	(1 903)	1 600	209	3	(1 694)	1 603
Member contributions	562	536	—	—	562	536
Benefits paid	(3 935)	(3 905)	(450)	(496)	(4 385)	(4 401)
Disposal of business[1]	—	—	—	(1 223)	—	(1 223)
Translation of foreign operations	—	—	1 896	524	1 896	524
Projected benefit obligation at end of year	64 049	60 478	12 007	10 030	76 056	70 508

unfunded obligation[2]	—	—	8 229	6 812	8 229	6 812
funded obligation	64 049	60 478	3 778	3 218	67 827	63 696
1	Relates to the disposal of Sasol’s European wax business in Germany in the prior year.
2	Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R137 million (2022 – R135 million). A loss of R42 million (2022 – R88 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right offset by the translation impact of the weakening Rand.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2023	2022	2023		2022
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	5	6	297		312
Decrease in average salaries increase assumption	(5)	(6)	(227)		(271)
Increase in the discount rate	(1 251)	(1 161)	(1 169)		(1 199)
Decrease in the discount rate	1 471	1 364	1 445		1 507
Increase in the pension increase assumption	1 561	1 453	897	*	929	*
Decrease in the pension increase assumption	(1 354)	(1 261)	(690)	*	(737)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

Schedule of allocation of plan assets

	South Africa		United States of America
	2023	2022	2023	2022
at 30 June	%	%	%	%
Equities	52	55	35	35
resources	7	7	6	5
industrials	4	3	4	4
consumer discretionary	9	9	4	4
consumer staples	7	7	2	2
healthcare	5	5	4	4
information technologies	7	8	8	8
telecommunications	2	4	2	3
financials (ex real estate)	11	12	5	5
Fixed interest	19	18	39	40
Direct property	11	10	9	9
Listed property	3	3	—	—
Cash and cash equivalents	3	2	—	—
Third party managed assets	11	11	—	—
Other	1	1	17	16
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	25	35	—	100
foreign	25	35	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The portion of fund assets invested in each portfolio is 0,4%, 96,8%, 1,9% and 0,9% for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	64 049	60 478	3 778	3 218	67 827	63 696
defined benefit portion	30 632	29 569	3 778	3 218	34 410	32 787
defined benefit option for defined contribution members	33 417	30 909	—	—	33 417	30 909
Plan assets	(69 291)	(66 284)	(4 478)	(3 787)	(73 769)	(70 071)
defined benefit portion	(35 874)	(35 375)	(4 478)	(3 787)	(40 352)	(39 162)
defined benefit option for defined contribution members	(33 417)	(30 909)	—	—	(33 417)	(30 909)
Projected benefit obligation (unfunded)	—	—	8 229	6 812	8 229	6 812
Asset not recognised due to asset limitation	5 158	5 742	—	—	5 158	5 742
Net liability/(asset) recognised	(84)	(64)	7 529	6 243	7 445	6 179

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	66 284	60 671	3 787	3 732	70 071	64 403
Movements recognised in income statement:	8 084	6 610	175	89	8 259	6 699
interest income	8 084	6 610	175	89	8 259	6 699
Actuarial (losses)/gains recognised in other comprehensive income:	(2 939)	1 200	55	(237)	(2 884)	963
arising from return on plan assets (excluding interest income)	(2 939)	1 200	55	(237)	(2 884)	963
Plan participant contributions[1]	562	536	—	—	562	536
Employer contributions[1]	1 235	1 172	71	27	1 306	1 199
Benefit payments	(3 935)	(3 905)	(212)	(312)	(4 147)	(4 217)
Translation of foreign operations	—	—	602	488	602	488
Fair value of plan assets at end of year	69 291	66 284	4 478	3 787	73 769	70 071
Actual return on plan assets	5 145	7 810	231	(148)	5 376	7 662
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 305	75